Commitments and Contingent Liabilities - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Rental expense	€ 17,218	€ 16,707
Guarantees [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contingent liability	€ 1,620	€ 1,737